Goodwill and Intangible Assets - Summary of Net Book Value Goodwill and Intangible Assets (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	[1]	€ 29,493
Ending balance	[1]	31,029	€ 29,493
Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		33,541	31,906
Hyperinflation restatement to 1 January 2018			272
Additions through business combinations		1,220	1,307
Disposal of businesses		(8)	(2)
Reclassification to held for sale		(2)	(283)	[2]
Reclassification from held for sale			9
Additions		208	203
Disposals		(13)	(15)
Currency retranslation		583	4
Hyperinflationary adjustment		(10)	140
Ending balance		35,519	33,541
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(4,048)	(3,505)
Hyperinflation restatement to 1 January 2018			(3)
Amortisation/impairment for the year		(370)	(556)
Disposal of businesses		5
Disposals		6	14
Currency retranslation		(83)	4
Hyperinflationary adjustment			(2)
Ending balance		(4,490)	(4,048)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	[1]	17,341
Ending balance	[1]	18,067	17,341
Goodwill [member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		18,502	18,042
Hyperinflation restatement to 1 January 2018			244
Additions through business combinations		444	470
Disposal of businesses		(2)	(1)
Reclassification to held for sale		(2)	(227)	[2]
Currency retranslation		313	(151)
Hyperinflationary adjustment		(9)	125
Ending balance		19,246	18,502
Goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(1,161)	(1,161)
Amortisation/impairment for the year		(18)
Ending balance		(1,179)	(1,161)
Indefinite-life intangible assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	[1]	11,035
Ending balance	[1]	11,909	11,035
Indefinite-life intangible assets [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		11,247	10,275
Hyperinflation restatement to 1 January 2018			25
Additions through business combinations		726	825
Disposal of businesses		(1)	(1)
Reclassification to held for sale	[2]		(55)
Reclassification from held for sale			9
Currency retranslation		150	156
Hyperinflationary adjustment		(1)	13
Ending balance		12,121	11,247
Indefinite-life intangible assets [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(212)	(14)
Amortisation/impairment for the year			(198)
Ending balance		(212)	(212)
Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	[1]	762
Ending balance	[1]	699	762
Software [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		2,689	2,499
Hyperinflation restatement to 1 January 2018			3
Reclassification to held for sale	[2]		(1)
Additions		205	201
Disposals		(11)
Currency retranslation		108	(15)
Hyperinflationary adjustment			2
Ending balance		2,991	2,689
Software [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(1,927)	(1,637)
Hyperinflation restatement to 1 January 2018			(3)
Amortisation/impairment for the year		(296)	(297)
Disposals		5
Currency retranslation		(74)	12
Hyperinflationary adjustment			(2)
Ending balance		(2,292)	(1,927)
Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	[1]	355
Ending balance	[1]	354	355
Other [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		1,103	1,090
Additions through business combinations		50	12
Disposal of businesses		(5)
Additions		3	2
Disposals		(2)	(15)
Currency retranslation		12	14
Ending balance		1,161	1,103
Other [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(748)	(693)
Amortisation/impairment for the year		(56)	(61)
Disposal of businesses		5
Disposals		1	14
Currency retranslation		(9)	(8)
Ending balance		€ (807)	€ (748)

[1]	Within the indefinite-life intangible assets there are three brands that have a significant carrying value: Knorr €1,816 milion (2018: €1,789 million), Carver Korea €1,509 million (2018: €1,534 million) and Hellmann’s €1,220 million (2018: €1,195 million).
[2]	In 2018, Goodwill and intangibles amounting to €283 million was reclassified as held for sale in relation to the Spreads and Alsa baking and dessert businesses.